Components of Gains or Losses Related to Derivatives that Qualify as Cash Flow Hedges (Detail) (Interest Rate Swap, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate swaps, net of tax (benefit) expense of ($238), ($950), and ($6,542), at December 31, 2013, 2012, and 2011, respectively	$ (443)	$ (1,763)	$ (12,149)